Interest in Other Entities (Tables)	6 Months Ended
Jun. 30, 2020
Interest in Other Entities [Abstract]
Schedule of balance sheet
	June 30, 2020	December 31, 2019
	USD in thousands (*)
Currents assets
Cash and cash equivalents	3,296	3,712
Other current assets	7,003	7,285
Total current assets	10,299	10,997
Non-current assets	8,381	9,201
Current liabilities
Financial liabilities (excluding trade payables)	1,217	1,270
Other current liabilities	7,365	8,375
Total current liabilities	8,582	9,645
Non-current liabilities
Financial liabilities (excluding trade payables)	544	800
Other non-current liabilities	1,810	2,310
Total non-current liabilities	2,354	3,110
Net assets	7,744	7,443

Equity attributable to Gix shareholders	3,367	3,378

Non-controlling interests	4,377	4,065

June 30, 2020
USD in thousands
Currents assets
Cash and cash equivalents	4,984
Other current assets	2,939
Total current assets	7,923
Non-current assets	-
Current liabilities
Financial liabilities (excluding trade payables)	3,317
Other current liabilities	-
Total current liabilities	3,317
Non-current liabilities
Financial liabilities (excluding trade payables)	-
Other non-current liabilities	105
Total non-current liabilities	105
Net assets
4,501
Equity attributable to Matomy shareholders

Non-controlling interests	-

Schedule of Financial Instrument of Comprehensive Income
	Six months ended June 30, 2020	September 4, 2019 - December 31, 2019
	USD in thousands (**)

Revenue	18,017	12,081
Gross profit	4,444	3,252
Profit (loss for the period)	262	(3,153)
Other comprehensive loss	-	(609)
Total comprehensive profit (loss)	262	(3,762)

(*)	translated at the closing rate at the date of that balance sheet

(**)	translated at average exchange rates for the period

March 24, 2020 - June 30, 2020
USD in thousands

Revenue	-
Gross profit	-
General and administrative expenses	(401)
Change in fair value of investment in financial assets	535
Other financial income	129
Profit for the period	263
Other comprehensive loss	-
Total comprehensive profit	263

Schedule of carrying amount of equity-accounted investments
Six months ended June 30, 2020
USD in thousands
Fair value as of March 24, 2020	137
Additions	1,464
Amortization of excess purchase price of an associate	(546)
Share of net profit of associate accounted for using the equity method	66
End of the period	1,121